Business Acquisitions - Summary of Purchase Price Allocated (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Mar. 13, 2019
Pathway Rx Inc
Disclosure Of Business Combinations [Line Items]
Intangible assets	$ 13,552
Accounts payable and accrued liabilities	(184)
Deferred income tax liability	(3,609)
Non-controlling interest (50%)	(4,879)
Total Purchase Price	4,880	$ 4,880
Sundial U K Limited | Bridge Farm
Disclosure Of Business Combinations [Line Items]
Accounts receivable	7,403
Inventory	470
Biological assets	1,288
Property, plant and equipment	58,368
Intangible assets	25,471
Accounts payable	(14,293)
Long term debt	(33,618)
Lease obligations	(15,179)
Deferred income tax liability	(4,355)
Goodwill	104,707
Total Purchase Price	$ 130,262